Long Term Debt (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Line of Credit Facility [Abstract]
Convertible Notes (at fair value)		$ 14,131,000
PPP loan		2,204,600
Subtotal		16,335,600
Less: current maturities		(6,135,364)
Total long-term debt, less current portion	$ 5,481,599	$ 10,200,236